UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Everest Capital LLC

Address:  Everest Capital LLC
          2601 South Bayshore Drive
          Suite 1700
          Miami, FL 33133

13F File Number: 028-13995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm Stott
Title:  Chief Operating Officer
Phone:  (305) 666-1700


Signature, Place and Date of Signing:

/s/ Malcolm Stott                  Miami, Florida             May 13, 2011
----------------------            ------------------        -----------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:       $478,701
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

None.

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

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4         COLUMN 5       COL 6    COL 7           COLUMN 8

                              TITLE OF                     VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHR        VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP      (X$1000)   PRN AMT   PRN CALL   DSCRTN   MGRS   SOLE      SHARED    NONE
ABERCROMBIE & FITCH CO        CL A             002896207   7,197       122,600 SH          SOLE    NONE    122,600
ASCENA RETAIL GROUP INC       COM              04351G101  10,575       326,300 SH          SOLE    NONE    326,300
BANCO MACRO SA                SPON ADR B       05961W105     132         3,300 SH          SOLE    NONE      3,300
BANCOLOMBIA S A               SPON ADR PREF    05968L102   1,197        19,100 SH          SOLE    NONE     19,100
BBVA BANCO FRANCES S A        SPONSORED ADR    07329M100     103         9,400 SH          SOLE    NONE      9,400
CREDICORP LTD                 COM              G2519Y108     220         2,100 SH          SOLE    NONE      2,100
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109  23,242       757,800 SH          SOLE    NONE    757,800
FOSTER WHEELER AG             COM              H27178104  14,183       377,000 SH          SOLE    NONE    377,000
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B   399909100     108         8,700 SH          SOLE    NONE      8,700
ISHARES TR                    MSCI EMERG MKT   464287234  30,725       631,300 SH          SOLE    NONE    631,300
ISHARES TR                    MSCI PERU CAP    464289842   2,278        49,900 SH          SOLE    NONE     49,900
ISHARES TR                    PHILL INVSTMRK   46429B408      98         4,100 SH          SOLE    NONE      4,100
IVANHOE MINES LTD             COM              46579N103  83,152     3,028,100 SH          SOLE    NONE  3,028,100
LONGTOP FINL TECHNOLOGIES LT  ADR              54318P108   6,501       206,900 SH          SOLE    NONE    206,900
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100  32,047       810,300 SH          SOLE    NONE    810,300
MECHEL OAO                    SPONSORED ADR    583840103  42,235     1,371,700 SH          SOLE    NONE  1,371,700
NETEASE COM INC               SPONSORED ADR    64110W102  38,373       775,050 SH          SOLE    NONE    775,050
PETROBRAS ARGENTINA S A       SPONS ADR        71646J109     539        24,400 SH          SOLE    NONE     24,400
RESEARCH IN MOTION LTD        COM              760975102   5,790       102,400 SH          SOLE    NONE    102,400
ROYAL CARIBBEAN CRUISES LTD   COM              V7780T103  24,678       598,100 SH          SOLE    NONE    598,100
SINA CORP                     ORD              G81477104  58,733       548,700 SH          SOLE    NONE    548,700
SOHU COM INC                  COM              83408W103  23,265       260,350 SH          SOLE    NONE    260,350
SPDR GOLD TRUST               GOLD SHS         78463V107   5,161        36,900 SH          SOLE    NONE     36,900
SPDR S&P 500 ETF TR           TR UNIT          78462F103  25,736       194,100 SH          SOLE    NONE    194,100
TELECOM ARGENTINA S A         SPON ADR REP B   879273209     203         8,200 SH          SOLE    NONE      8,200
TYCO INTERNATIONAL LTD        SHS              H89128104   4,717       105,350 SH          SOLE    NONE    105,350
VALERO ENERGY CORP NEW        COM              91913Y100  29,131       976,910 SH          SOLE    NONE    976,910
YPF SOCIEDAD ANONIMA          SPON ADR CL D    984245100   8,382       188,200 SH          SOLE    NONE    188,200



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